Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Series Seed 1 Convertible Preferred Stock [Member]	Series Seed 2 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Beginning (Shares) at Dec. 31, 2023		3,364,201	64,065
Balance at Beginning (Values) at Dec. 31, 2023		$ 32,686,557	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2023				6,035,000
Balance at Beginning (Values) at Dec. 31, 2023	$ (2,455,517)			$ 604			$ (2,456,121)
Issuance of preferred shares, net of issuance costs (Shares)		512,520
Issuance of preferred shares, net of issuance costs (Values)		$ 4,986,059
Issuance of common shares upon exercise of stock option (Shares)				10,000
Issuance of common shares upon exercise of stock option (Values)	$ 1			$ 1
Cancellation of restricted stock awards (Shares)	(300,000)			(300,000)
Cancellation of restricted stock awards (Values)	$ (30)			$ (30)
Stock-based compensation expense	96,013				$ 96,013
Foreign currency translation adjustment	(10,141)					$ (10,141)
Net loss	(9,530,256)						(9,530,256)
Balance at Ending (Shares) at Dec. 31, 2024		3,876,721	64,065
Balance at Ending (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Dec. 31, 2024				5,745,000
Balance at Ending (Values) at Dec. 31, 2024	(11,899,930)			$ 575	96,013	(10,141)	(11,986,377)
Stock-based compensation expense	20,964				20,964
Foreign currency translation adjustment	252					252
Net loss	(2,246,797)						(2,246,797)
Balance at Ending (Shares) at Mar. 31, 2025		3,876,721	64,065
Balance at Ending (Values) at Mar. 31, 2025		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Mar. 31, 2025				5,745,000
Balance at Ending (Values) at Mar. 31, 2025	(14,125,511)			$ 575	116,977	(9,889)	(14,233,174)
Balance at Beginning (Shares) at Dec. 31, 2024		3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2024				5,745,000
Balance at Beginning (Values) at Dec. 31, 2024	(11,899,930)			$ 575	96,013	(10,141)	(11,986,377)
Foreign currency translation adjustment	(2,568)
Net loss	(4,992,720)
Balance at Ending (Shares) at Jun. 30, 2025		3,876,721	64,065
Balance at Ending (Values) at Jun. 30, 2025		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Jun. 30, 2025				5,745,000
Balance at Ending (Values) at Jun. 30, 2025	(16,839,684)			$ 575	151,547	(12,709)	(16,979,097)
Balance at Beginning (Shares) at Dec. 31, 2024		3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2024		$ 37,672,616	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2024				5,745,000
Balance at Beginning (Values) at Dec. 31, 2024	(11,899,930)			$ 575	96,013	(10,141)	(11,986,377)
Issuance of common shares upon exercise of stock option (Shares)				7,800
Issuance of common shares upon exercise of stock option (Values)	10,218				10,218
Stock-based compensation expense	124,847				124,847
Foreign currency translation adjustment	(10,876)					(10,876)
Net loss	(9,115,026)						(9,115,026)
Balance at Ending (Shares) at Dec. 31, 2025		3,876,721	64,065
Balance at Ending (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Dec. 31, 2025				5,752,800
Balance at Ending (Values) at Dec. 31, 2025	(20,890,767)			$ 575	231,078	(21,017)	(21,101,403)
Balance at Beginning (Shares) at Mar. 31, 2025		3,876,721	64,065
Balance at Beginning (Values) at Mar. 31, 2025		$ 37,672,616	$ 500,000
Balance at Beginning (Shares) at Mar. 31, 2025				5,745,000
Balance at Beginning (Values) at Mar. 31, 2025	(14,125,511)			$ 575	116,977	(9,889)	(14,233,174)
Stock-based compensation expense	34,570				34,570
Foreign currency translation adjustment	(2,820)					(2,820)
Net loss	(2,745,923)						(2,745,923)
Balance at Ending (Shares) at Jun. 30, 2025		3,876,721	64,065
Balance at Ending (Values) at Jun. 30, 2025		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Jun. 30, 2025				5,745,000
Balance at Ending (Values) at Jun. 30, 2025	(16,839,684)			$ 575	151,547	(12,709)	(16,979,097)
Balance at Beginning (Shares) at Dec. 31, 2025		3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2025				5,752,800
Balance at Beginning (Values) at Dec. 31, 2025	(20,890,767)			$ 575	231,078	(21,017)	(21,101,403)
Stock-based compensation expense	39,641				39,641
Foreign currency translation adjustment	(5,471)					(5,471)
Net loss	(2,090,564)						(2,090,564)
Balance at Ending (Shares) at Mar. 31, 2026		3,876,721	64,065
Balance at Ending (Values) at Mar. 31, 2026		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Mar. 31, 2026				5,752,800
Balance at Ending (Values) at Mar. 31, 2026	(22,947,161)			$ 575	270,719	(26,488)	(23,191,967)
Balance at Beginning (Shares) at Dec. 31, 2025		3,876,721	64,065
Balance at Beginning (Values) at Dec. 31, 2025		$ 37,672,616	$ 500,000
Balance at Beginning (Shares) at Dec. 31, 2025				5,752,800
Balance at Beginning (Values) at Dec. 31, 2025	(20,890,767)			$ 575	231,078	(21,017)	(21,101,403)
Issuance of common shares upon exercise of stock option (Shares)				10,000
Cancellation of restricted stock awards (Shares)				(218,750)
Foreign currency translation adjustment	(8,846)
Net loss	(4,494,178)
Balance at Ending (Shares) at Jun. 30, 2026		3,876,721	64,065
Balance at Ending (Values) at Jun. 30, 2026		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Jun. 30, 2026				5,544,050
Balance at Ending (Values) at Jun. 30, 2026	(25,089,766)			$ 555	535,123	(29,863)	(25,595,581)
Balance at Beginning (Shares) at Mar. 31, 2026		3,876,721	64,065
Balance at Beginning (Values) at Mar. 31, 2026		$ 37,672,616	$ 500,000
Balance at Beginning (Shares) at Mar. 31, 2026				5,752,800
Balance at Beginning (Values) at Mar. 31, 2026	(22,947,161)			$ 575	270,719	(26,488)	(23,191,967)
Issuance of common shares upon exercise of stock option (Shares)				10,000
Issuance of common shares upon exercise of stock option (Values)	13,131			$ 1	13,130
Cancellation of restricted stock awards (Shares)				(218,750)
Cancellation of restricted stock awards (Values)	(21)			$ (21)
Stock-based compensation expense	251,274				251,274
Foreign currency translation adjustment	(3,375)					(3,375)
Net loss	(2,403,614)						(2,403,614)
Balance at Ending (Shares) at Jun. 30, 2026		3,876,721	64,065
Balance at Ending (Values) at Jun. 30, 2026		$ 37,672,616	$ 500,000
Balance at Ending (Shares) at Jun. 30, 2026				5,544,050
Balance at Ending (Values) at Jun. 30, 2026	$ (25,089,766)			$ 555	$ 535,123	$ (29,863)	$ (25,595,581)